S000075962 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended	138 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.22%		4.50%	4.99%
Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%		0.96%	2.29%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.99%		3.88%	4.23%
Performance Inception Date					Jul. 15, 2014
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.75%		2.14%	2.68%
Performance Inception Date					Jul. 15, 2014
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.10%		2.21%	2.60%
Performance Inception Date					Jul. 15, 2014
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	7.12%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class R-6 | ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.54%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.87%
Performance Inception Date		Apr. 26, 2024
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	5.96%
Performance Inception Date		Apr. 26, 2024
Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class C | ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.54%
Performance Inception Date		Apr. 26, 2024
Class C | Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.87%
Performance Inception Date		Apr. 26, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.73%	4.33%
Performance Inception Date		Apr. 26, 2024
Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class A | ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.54%
Performance Inception Date		Apr. 26, 2024
Class A | Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.87%
Performance Inception Date		Apr. 26, 2024